DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			9 Months Ended	11 Months Ended
	Dec. 03, 2021	Feb. 12, 2021	Oct. 04, 2021	Dec. 02, 2021	Oct. 27, 2021	Aug. 19, 2021	Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of IPO				$ 309,924,999
Proceeds from sale of Private Placements Warrants				8,325,000
Stock Issuance Costs		$ 6,827,967
Underwriting fees		6,325,000
Other Offering Costs		$ 502,967
Restricted Investments Term		185 days
Aggregate purchase price				8,044,125
Cash				100,935			$ 179,512
Assets Held-in-trust, Noncurrent				316,267,136
Net Working Capital				20,793,627
Franchise tax payable				200,000
P3 Health Group, LLC
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage	17.10%
Sponsor | Working capital loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Working capital initial commitment amount						$ 300,000
Working Capital Loans Additional Commitment Amount					$ 600,000
Working Capital Loans Commitment Amount				$ 900,000
Private Placement [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued			832,500
Private Placement [Member] | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued		832,500
Shares issued price per share		$ 10.00
Proceeds from sale of Private Placements Warrants		$ 8,325,000
Common Class A [Member] | Blocker | Transaction and Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase consideration	8,732,517
Number of Shares Held by Escrow Agent	723,291
Common Class A [Member] | Private placement pursuant to subscription agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued	20,370,307
Share Price	$ 10.00
Aggregate purchase price	$ 203,700,000
Common Class A [Member] | IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued		31,625,000
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO		$ 316,250,000
Common Class A [Member] | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued		4,125,000
Class V Common [Member] | P3 Sellers | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase consideration	202,024,923
Number of Shares Held by Escrow Agent	17,923,782